Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	POS EX
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-249890) is filed pursuant to Rule 462(d) to add a new Exhibit 1.2.
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	TATTOOED CHEF, INC.
Entity Central Index Key	0001741231
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false